Fees Summary	Jul. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 27,419,529.582
Previously Paid Amount	4,197.930
Total Fee Amount	4,197.930
Total Offset Amount
Net Fee	$ 0